Convertible loans due from a related party (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Aug. 31, 2017	Dec. 31, 2016 USD ($) loan $ / shares	Dec. 31, 2016 CNY (¥) loan	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)
Convertible loans due from a related party
Convertible loans due from a related party			¥ 104,429					$ 15,774	¥ 102,631
Particle
Convertible loans due from a related party
Number of loans | loan		2	2
Particle | Loan Granted to Related Party in January 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans							12 months
Principal amount of short-term unsecured loans | $							$ 10,000
Interest rate of short-term unsecured loans							4.35%
Particle | Loan Granted to Related Party in April 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans						12 months
Principal amount of short-term unsecured loans | $						$ 10,000
Interest rate of short-term unsecured loans						4.35%
Particle | Loan Granted to Related Party in August 2016
Convertible loans due from a related party
Maturity of short-term unsecured loans	18 months	12 months	12 months	6 months	6 months
Principal amount of short-term unsecured loans				$ 14,800	¥ 98,100
Interest rate of short-term unsecured loans				4.35%	4.35%
Convertible loans due from a related party								$ 15,800	¥ 102,600
Particle | Series D1 convertible redeemable preferred shares | Loans Granted to Related Party in January and April 2016
Convertible loans due from a related party
Aggregate amount of converting convertible loans due from related party		$ 20,700	¥ 143,800
Conversion price per share | $ / shares		$ 0.876847
Particle | Series D1 convertible redeemable preferred shares | Loan Granted to Related Party in August 2016
Convertible loans due from a related party
Conversion price per share | $ / shares								$ 1.071803